Pension and Other Postretirement Benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
U.S. [Member]
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$ 744.8	$ 693.6
Service cost	0.3	23.8
Interest cost	40.2	40.1
Participant contribution	0
Amendments		0.8
Actuarial loss	88.5	56.3
Plan transfer	2.0	2.0
Benefits paid	(40.0)	(37.8)
Pension curtailment		(34.0)
Pension settlements	0
Projected benefit obligation at end of year	835.8	744.8
Accumulated benefit obligation at end of year	834.2	742.3
Int'l [Member]
Change in projected benefit obligation
Projected benefit obligation at beginning of year	504.7	465.8
Service cost	11.6	9.8
Interest cost	26.8	24.5
Participant contribution	4.7	4.1
Amendments		0.1
Actuarial loss	17.0	50.3
Plan transfer		0.3
Benefits paid	(21.2)	(19.5)
Net transfer in	0
Pension curtailment	(2.8)	(0.8)
Pension settlements	(0.5)	(8.2)
Foreign currency translation	(9.2)	(21.7)
Transfer of plan obligations to held for sale	(11.6)
Projected benefit obligation at end of year	519.5	504.7
Accumulated benefit obligation at end of year	487.0	474.9
U.S. Postretirement Health Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation at beginning of year	38.7	37.0
Service cost	1.3	1.5
Interest cost	1.7	1.9
Participant contribution	1.2	1.2
Amendments	(34.1)
Actuarial loss	7.0	1.9
Benefits paid	(3.4)	(4.8)
Pension settlements	0
Projected benefit obligation at end of year	$ 12.4	$ 38.7